Note 18 - Events After the Reporting Period	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
Note 18.	Events After the Reporting Period

In the beginning of 2024, the estimates for useful lives of servers and network equipment were changed from five to six years due to continuous improvements in hardware, software, and data center designs. Based on the carrying value of servers and network equipment as of December 31, 2023, the effect of this change in estimate is expected to be a reduction in depreciation expense of $0.3 million for the year ended December 31, 2024.

As a consequence of the dividend declared on December 12, 2023, and distributed on January 9, 2024, non-exercised RSU grants in Opera were adjusted with the dividend yield, resulting in an increase of 59,828 RSUs. Subsequent to February 29, 2024, an exercise period of Opera’s equity program took place from which 935,664 ADSs were transferred to employees of Opera.

In March 2024, Opera completed the acquisition of new AI data center infrastructure, an NVIDIA DGX SuperPod, with an acquisition cost of $18.6 million, paid in cash.